Summary of Significant Accounting Policies (Details Textual) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) Operatingsegments	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Summary of Significant Accounting Policies (Textual)
Inventories provision			$ 918	$ 1,038
Deferred cost of revenues			3,188	1,658
Advertising expenditures included in sales and marketing expenses			78	45	$ 46
Funded by public	$ 20,000		$ 32,000
Agreements, description			PCS service periods are generally 12 months, with ranges from Six Months to three years, and commences upon completion of customer acceptance of the completed software projects.
Franchisees discount, percentage			5.00%
Number of operating segments | Operatingsegments			2
Lease term, description			a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property's estimated remaining economic life, or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date.
Cash used in operating activities	688	$ 1,183	$ (14,939)	(9,381)	1,634
Accumulated deficit	(73,230)		(74,231)	(54,706)
Net income (loss)	1,387	$ 18	$ (12,359)	$ 2,596	$ 795
Negative cash flow	$ 10,034